Common Stock and Common Stock Warrants (Details) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 29, 2026 USD ($) shares	Jan. 11, 2026 USD ($)	Jul. 16, 2024 USD ($)	Jun. 17, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Mar. 29, 2026 USD ($) shares	Mar. 30, 2025 USD ($)	Dec. 28, 2025 USD ($) $ / shares shares	Dec. 29, 2024 USD ($) shares	Aug. 14, 2024 shares	Jul. 31, 2024 $ / shares shares
Common Stock and Common Stock Warrants [Line Items]
Common stock, shares authorized | shares	1,000,000,000					1,000,000,000		1,000,000,000	1,000,000,000
Preferred stock issued | shares
Preferred stock outstanding | shares
Newly issued shares (in Dollars)						$ 6,991		$ 6,741	$ 7,144
Shares of common stock | shares	120,347,463					120,347,463		111,334,959	73,784,645
Net proceeds (in Dollars)	$ 7,000					$ 6,991		$ 6,741	$ 6,694
Total issued (in Dollars)	$ 16					$ 16		$ 16	14
Warrant to purchase shares | shares	234,610					234,610		234,610
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares											$ 1.68
Change in fair value of warrant liabilities (in Dollars)					$ 6,600	$ (615)	$ 1,092	$ 2,800	(2,921)
Interest expense (in Dollars)						$ 100
Debt Instrument, Unamortized Discount (in Dollars)								66,800	10,900
Convertible Notes Payable (in Dollars)								$ 158,075	145,831
Warrant assumption								4.2
Ayna Warrant [Member]
Common Stock and Common Stock Warrants [Line Items]
Warrant to purchase shares | shares				6,000,000				6,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share) | $ / shares				$ 0.01				$ 60,000.00
Change in fair value of warrant liabilities (in Dollars)				$ 9,200
Interest expense (in Dollars)								$ 9,200
Cantor Warrant [Member]
Common Stock and Common Stock Warrants [Line Items]
Warrant to purchase shares | shares											3,066,141
Convertible Notes Payable (in Dollars)								$ 500
Warrants and Rights Outstanding, Term								5 years
Series C-1 Warrants [Member]
Common Stock and Common Stock Warrants [Line Items]
Change in fair value of warrant liabilities (in Dollars)								$ 1,400
Debt Instrument, Unamortized Discount (in Dollars)								$ 900
Preferred Stock [Member]
Common Stock and Common Stock Warrants [Line Items]
Preferred stock, shares authorized | shares	10,000,000					10,000,000		10,000,000
Common Stock [Member]
Common Stock and Common Stock Warrants [Line Items]
Newly issued shares (in Dollars)	$ 4,600
Common stock outstanding, percentage			9.99%
Net proceeds (in Dollars)								$ 6,700
Measurement Input, Option Volatility [Member]
Common Stock and Common Stock Warrants [Line Items]
Warrant assumption								55
White Lion Capital, LLC [Member] | Common Stock [Member]
Common Stock and Common Stock Warrants [Line Items]
Newly issued shares (in Dollars)		$ 55,000	$ 30,000
Hour Rapid [Member] | Common Stock [Member]
Common Stock and Common Stock Warrants [Line Items]
Shares of common stock | shares										100,000
Total issued (in Dollars)									$ 2,900
White Lion Amended SPA [Member]
Common Stock and Common Stock Warrants [Line Items]
Total issued (in Dollars)								$ 4,000
Common Stock Purchase Agreement [Member]
Common Stock and Common Stock Warrants [Line Items]
Shares of common stock | shares	11,500,000					11,500,000
Net proceeds (in Dollars)	$ 20,400
Employee Stock Purchase Plan [Member]
Common Stock and Common Stock Warrants [Line Items]
Percentage of fair market values of stock								85.00%